Commitments and contingencies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term			1 year 3 days
Weighted average discount rate			3.66%
Operating Lease, Cost	$ 125,594	$ 99,264
[custom:OperatingLeaseLiabilities-0]	$ 102,232		$ 70,205